WARRANTS	3 Months Ended
Mar. 31, 2024
Warrants
WARRANTS

10.	WARRANTS

The table below sets forth warrant activity during the three months ended March 31, 2024 and 2023:

	Number of Warrants	Weighted Average Exercise Price
Balance at January 1, 2024	3,140	$0.015
Granted	–	–
Exercised	–	–
Expired	–	–
Balance at March 31, 2024	3,140	0.015
Warrants Exercisable at March 31, 2024	3,140	$0.015

	Number of Warrants	Weighted Average Exercise Price
Balance at January 1, 2023	3,141	$0.015
Granted	–	–
Exercised	–	–
Expired	(1)	–
Balance at March 31, 2023	3,140	0.015
Warrants Exercisable at March 31, 2023	3,140	$0.015